Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Franchise revenue
Home warranty contracts term	1 year		1 year
Franchise revenue as a percentage of consolidated revenue from continuing operations	6.00%		6.00%
Total profits from the franchised operations	$ 54	$ 51	$ 78	$ 71	$ 72
Deferred revenue
Deferred revenue	511		448	423
Deferred customer acquisition costs
Deferred customer acquisition costs	38		30	27
Advertising
Advertising expense			114	112	109
Property and equipment
Gross Property and equipment	363		381	322
Less: accumulated depreciation	(228)		(204)	(164)
Net Property and Equipment	135		177	158
Depreciation of property and equipment, including depreciation of assets held under capital leases	36	35	48	42	38
Land
Property and equipment
Gross Property and equipment			6	6
Buildings and improvements
Property and equipment
Gross Property and equipment			31	29
Buildings and improvements | Minimum
Property and equipment
Estimated Useful Lives			10 years
Buildings and improvements | Maximum
Property and equipment
Estimated Useful Lives			40 years
Technology and communications
Property and equipment
Gross Property and equipment			225	192
Technology and communications | Minimum
Property and equipment
Estimated Useful Lives			3 years
Technology and communications | Maximum
Property and equipment
Estimated Useful Lives			7 years
Machinery, production equipment and vehicles
Property and equipment
Gross Property and equipment			105	80
Machinery, production equipment and vehicles | Minimum
Property and equipment
Estimated Useful Lives			3 years
Machinery, production equipment and vehicles | Maximum
Property and equipment
Estimated Useful Lives			9 years
Office equipment, furniture and fixtures
Property and equipment
Gross Property and equipment			$ 14	$ 15
Office equipment, furniture and fixtures | Minimum
Property and equipment
Estimated Useful Lives			5 years
Office equipment, furniture and fixtures | Maximum
Property and equipment
Estimated Useful Lives			7 years